Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 569,531	$ 43,849
Accumulated Amortization	(27,283)	(19,293)
Net Balance	542,248	24,556
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,274	6,274
Accumulated Amortization	(5,971)	(5,583)
Net Balance	303	691
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	36,610	20,660
Accumulated Amortization	(7,654)	(6,160)
Net Balance	28,956	14,500
Operating Permits
Finite-Lived Intangible Assets [Line Items]
Gross Amount	498,462	6,800
Accumulated Amortization	(5,575)	(1,394)
Net Balance	492,887	5,406
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,385	10,115
Accumulated Amortization	(6,940)	(6,156)
Net Balance	8,445	3,959
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,800
Accumulated Amortization	(1,143)
Net Balance	$ 11,657